Accounting Policies	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Accounting Policies
1. ACCOUNTING POLICIES
These financial statements are prepared for Santander UK plc (the Company) and the Santander UK plc group (the Santander UK group) under the UK Companies Act 2006. The principal activity of the Santander UK group is the provision of a wide range of banking and financial services to personal, business and corporate customers. Santander UK plc is a public company, limited by shares and incorporated in England and Wales having a registered office at 2 Triton Square, Regent’s Place, London, NW1 3AN, phone number 0870-607-6000. It is an operating company undertaking banking and financial services transactions.
Basis of preparation
These financial statements incorporate the financial statements of the Company and entities controlled by the Company (its subsidiaries) made up to 31 December each year. The Consolidated Financial Statements have been prepared on the going concern basis using the historical cost convention, except for financial assets and liabilities that have been measured at fair value. An assessment of the appropriateness of the adoption of the going concern basis of accounting is disclosed in the statement of going concern in the Directors’ Report.
Compliance with International Financial Reporting Standards
The Santander UK group Consolidated Financial Statements have been prepared in accordance with IFRSs as issued by the IASB, including interpretations issued by the IFRS Interpretations Committee (IFRS IC) of the IASB (together IFRS). The Santander UK group has also complied with its legal obligation to comply with IFRSs as adopted by the European Union as there are no applicable differences between the two frameworks for the periods presented.
Disclosures required by IFRS 7 ‘Financial Instruments: Disclosure’ relating to the nature and extent of risks arising from financial instruments, and IAS 1 ‘Presentation of Financial Statements’ relating to objectives, policies and processes for managing capital, can be found in the Risk review. Those disclosures form an integral part of these financial statements.
Recent accounting developments
IFRS 16 ‘Leases’ (IFRS 16)
On 1 January 2019 the Santander UK group adopted IFRS 16 and the revised accounting policies as lessee which have been applied from 1 January 2019 are set out below. Comparatives have not been restated. The impact of applying IFRS 16 is disclosed in section (ii).
As described below, IFRS 16 impacted property and equipment leases where the Santander UK group is the lessee. IFRS 16 had no impact for leases where the Santander UK group is the lessor.
i) Accounting policy change
The Santander UK group as lessee
The Santander UK group assesses whether a contract is or contains a lease at the inception of the contract and recognises a right-of-use (ROU) asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments for all leases, except for short-term leases, being those with a term of 12 months or less, or leases for which the underlying asset is of low value which are expensed in the income statement on a straight-line basis over the lease terms. Lease payments exclude irrecoverable VAT which is expensed in the income statement as lease payments are made.
The lease liability, which is included within Other liabilities on the balance sheet, is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the incremental borrowing rate appropriate to the lease term. The lease liability is subsequently measured at amortised cost using the effective interest rate method. Remeasurement of the lease liability occurs if there is a change in the lease payments (when a corresponding adjustment is made to the ROU asset), the lease term or in the assessment of an option to purchase the underlying asset.
At inception, the ROU asset, which is included within Property, plant and equipment on the balance sheet, comprises the lease liability, initial direct costs and the obligations to restore the asset, less any incentives granted by the lessor. The ROU asset is depreciated over the shorter of the lease term or the useful life of the underlying asset and is reviewed for indications of impairment as for owned assets. The obligation to restore the asset is included within Provisions on the balance sheet.
ii) Impact of adoption
The Santander UK group elected to apply the modified retrospective approach whereby the ROU asset at the date of initial application was measured at an amount equal to the lease liability. The ROU asset was adjusted for any prepaid lease payments and incentives relating to the relevant leases that were recognised on the balance sheet at 31 December 2018 and included an estimate of the costs of restoring the underlying assets to the condition required by the terms of the lease. In addition, the following practical expedients permitted by the standard were applied:

•	a single discount rate being the incremental borrowing rate was applied to a portfolio of leases with reasonably similar characteristics; and

•	operating leases with a remaining lease term of less than 12 months as at 1 January 2019 were treated as short term leases.
For the Santander UK group, the application of IFRS 16 at 1 January 2019 increased property, plant and equipment by £210m (being the net increase in ROU assets referred to above), reduced other assets by £12m and increased other liabilities by £181m from recognising lease liabilities. In addition, we also increased provisions by £17m (see Note 27). There was no impact on shareholders’ equity. The amount of the lease liabilities above differed from the amount of operating lease commitments at 31 December 2018 and is reconciled as follows:

Group
£m
Rental commitments under non-cancellable operating leases under IAS 17 at 31 December 2018 (see Note 29)	246
Recognition exemption for short-term leases	(72)
Effect from discounting at the incremental borrowing rate at 1 January 2019	7

Additional liabilities recognised based on the initial application of IFRS 16 at 1 January 2019	181

In addition to the choice of transition approach, the determination of the discount rate is the most significant area of judgement. The Santander UK group applies an incremental borrowing rate (based on 3-month GBP LIBOR plus a credit spread to reflect the cost of raising unsecured funding in the wholesale markets) appropriate to the relevant remaining lease term.
IAS 12
The Santander UK group has also applied the amendment to IAS 12 ‘Income Taxes’ (part of ‘Annual Improvements to IFRS Standards 2015-2017 Cycle’) in these Condensed Consolidated Interim Financial Statements. The amendment clarifies that the income tax consequences of dividends on financial instruments classified as equity should be recognised according to where the past transactions or events that generated distributable profits were recognised. This means that, to the extent that profits from which dividends on equity instruments were recognised in the income statement, the income tax consequences would be similarly recognised in the same statement. The amendment, which has been applied retrospectively, reduces the effective tax rate where the tax relief on dividends in respect of other equity instruments is recognised in the income statement rather than as a separate line item within the statement of changes in equity. Overall, there was no impact on shareholders’ equity for the Santander UK group from applying the amendment to IAS 12 at 1 January 2019. For the Santander UK group, the impact of the amendment to IAS 12 on the income statement for the year ended 31 December 2019 was to reduce tax on profit by £39m (2018: £42m, 2017: £46m), increasing profit after tax by the same amount.
London Inter-Bank Offered Rate (LIBOR) reform
In September 2019, the IASB issued Interest Rate Benchmark Reform: Amendments to IFRS 9 ‘Financial Instruments’, IAS 39 ‘Financial Instruments: Recognition and Measurement’ and IFRS 7 ‘Financial Instruments: Disclosure’. Santander UK applies IAS 39 hedge accounting so the amendments to IFRS 9 do not apply. The IAS 39 amendments provide temporary exceptions from applying specific hedge accounting requirements to hedging relationships that are directly affected by the reform to LIBOR and other Interbank Offered Rates, hereinafter referred to as LIBOR reform. The exceptions have the effect that LIBOR reform should not generally cause hedge accounting to terminate, however any hedge ineffectiveness continues to be recognised in the income statement. The exceptions end at the earlier of:

•	when the uncertainty regarding the timing and the amount of interest rate benchmark based cash flows is no longer present, and

•	discontinuance of the hedge relationship (or reclassification of all amounts from the cash flow hedge reserve).
The IAS 39 amendments apply to all hedging relationships directly affected by uncertainties related to LIBOR reform and must be applied for annual periods beginning on or after 1 January 2020. However, following their endorsement for use in the European Union, Santander UK has elected to apply the IAS 39 and IFRS 7 amendments in the preparation of the financial statements for the year ended 31 December 2019. The exceptions given by the IAS 39 amendments mean that LIBOR reform had no impact on hedge relationships for affected hedges at and for the year ended 31 December 2019. The main assumptions or judgements made by Santander UK in applying the IAS 39 amendments are outlined below.

•
For cash flow hedges affected by LIBOR reform, Santander UK management has assumed that the interest rate benchmark on which hedged cash flows are based is not altered as a result of LIBOR reform when assessing whether the future cash flows are highly probable. For discontinued hedging relationships, the same assumption has been applied for determining whether the hedged future cash flows are expected to occur.

•
In making its prospective hedge effectiveness assessments, Santander UK has assessed whether the economic relationship between the hedged item and the hedging instrument exists based on the assumption that the interest rate benchmark on which the hedged item and the hedging instrument are based is not altered as a result of LIBOR reform.

•	Santander UK will not discontinue hedge accounting during the period of LIBOR-related uncertainty solely because the retrospective effectiveness falls outside the required 80-125% range.

•
For hedges of a non-contractually specified benchmark portion of an interest rate, Santander UK only considers at inception of such a hedging relationship whether the separately identifiable requirement is met.

Details of the significant interest rate benchmarks to which hedging relationships are exposed, the extent of risk exposure that is affected by LIBOR reform, and how Santander UK’s transition to alternative benchmark interest rates is being managed, are disclosed in the Banking market risk section of the Risk review. The nominal amount of the hedging instruments in hedging relationships directly affected by uncertainties related to LIBOR reform is disclosed in Note 11.
Future accounting developments
At 31 December 2019, for the Santander UK group, there were no significant new or revised standards and interpretations, and amendments thereto, which have been issued but which are not yet effective or which have otherwise not been early adopted where permitted.
Comparative information
As required by US public company reporting requirements, these financial statements include two years of comparative information for the consolidated income statement, consolidated statement of comprehensive income, consolidated statement of changes in equity, consolidated statement of cash flows and related Notes.
Consolidation
a) Subsidiaries
The Consolidated Financial Statements incorporate the financial statements of the Company and entities (including structured entities) controlled by it and its subsidiaries. Control is achieved where the Company (i) has power over the investee; (ii) is exposed, or has rights, to variable returns from its involvement with the investee; and (iii) has the ability to use its power to affect its returns. The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above. When the Company has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Company considers all relevant facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient to give it power, including:

•	The size of the Company’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders

•	Potential voting rights held by the Company, other vote holders or other parties

•	Rights arising from other contractual arrangements

•
Any additional facts and circumstances that indicate that the Company has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, the results of a subsidiary acquired or disposed of during the year are included in the consolidated income statement and the consolidated statement of comprehensive income from the date the Company gains control until the date when the Company ceases to control the subsidiary. Inter-company transactions, balances and unrealised gains on transactions between Santander UK group companies are eliminated; unrealised losses are also eliminated unless the cost cannot be recovered.

The acquisition method of accounting is used to account for the acquisition of subsidiaries which meet the definition of a business. The cost of an acquisition is measured at the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. Acquisition-related costs are expensed as incurred. The excess of the cost of acquisition, as well as the fair value of any interest previously held, over the fair value of the Santander UK group’s share of the identifiable net assets of the subsidiary at the date of acquisition is recorded as goodwill. When the Santander UK group loses control of a subsidiary, the profit or loss on disposal is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the previous carrying amount of the assets (including goodwill), less liabilities of the subsidiary and any non-controlling interests. Amounts previously recognised in other comprehensive income in relation to the subsidiary are accounted for (i.e. reclassified to profit or loss or transferred directly to retained earnings) in the same manner as would be required if the relevant assets or liabilities are disposed of. The fair value of any investment retained in a former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting under IFRS 9 or, when applicable, the costs on initial recognition of an investment in an associate or joint venture.
Business combinations between entities under common control (i.e. fellow subsidiaries of Banco Santander SA, the ultimate parent) are outside the scope of IFRS 3 – ‘Business Combinations’, and there is no other guidance for such transactions under IFRS. The Santander UK group elects to account for business combinations between entities under common control at their book values in the acquired entity by including the acquired entity’s results from the date of the business combination and not restating comparatives. Reorganisations of entities within the Santander UK group are also accounted for at their book values.
Interests in subsidiaries are eliminated during the preparation of the Consolidated Financial Statements.

b) Joint ventures
Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement have rights to its net assets. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control. Accounting policies of joint ventures have been aligned to the extent there are differences from the Santander UK group’s policies. Investments in joint ventures are accounted for by the equity method of accounting and are initially recorded at cost and adjusted each year to reflect the Santander UK group’s share of their post-acquisition results. When the Santander UK group’s share of losses of a joint venture exceed its interest in that joint venture, the Santander UK group discontinues recognising its share of further losses. Further losses are recognised only to the extent that the Santander UK group has incurred legal or constructive obligations or made payments on behalf of the joint venture.
Foreign currency translation
Items included in the financial statements of each entity in the Santander UK group are measured using the currency that best reflects the economic substance of the underlying events and circumstances relevant to that entity (the functional currency). The Consolidated Financial Statements are presented in sterling, which is the functional currency of the Company.
Income statements and cash flows of foreign entities are translated into the Santander UK group’s presentation currency at average exchange rates for the year and their balance sheets are translated at the exchange rates ruling on 31 December. Exchange differences on the translation of the net investment in foreign entities are recognised in other comprehensive income. When a foreign entity is sold, such exchange differences are recognised in the income statement as part of the gain or loss on sale.
Foreign currency transactions are translated into the functional currency of the entity involved at the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognised in the income statement unless recognised in other comprehensive income in connection with a cash flow hedge. Non-monetary items denominated in a foreign currency measured at historical cost are not retranslated. Exchange rate differences arising on non-monetary items measured at fair value are recognised in the consolidated income statement except for differences arising on equity securities measured at fair value through other comprehensive income (FVOCI) (2017: available-for-sale asset measured at fair value), which are recognised in other comprehensive income.
Revenue recognition
a) Interest income and expense
Interest and similar income comprises interest income on financial assets measured at amortised cost, investments in debt instruments measured at FVOCI (2017: available-for-sale measured at fair value) and interest income on hedging derivatives. Interest expense and similar charges comprises interest expense on financial liabilities measured at amortised cost, and interest expense on hedging derivatives. Interest income on financial assets measured at amortised cost, investments in debt instruments measured at FVOCI (2017:
available-for-sale
measured at fair value) and interest expense on financial liabilities other than those at fair value through profit or loss (FVTPL) is determined using the effective interest rate method.
The effective interest rate is the rate that discounts the estimated future cash payments or receipts over the expected life of the instrument or, when appropriate, a shorter period, to the gross carrying amount of the financial asset (i.e. its amortised cost before any impairment allowance) or to the amortised cost of a financial liability. When calculating the effective interest rate, the future cash flows are estimated after considering all the contractual terms of the instrument excluding expected credit losses. The calculation includes all amounts paid or received by the Santander UK group that are an integral part of the overall return, direct incremental transaction costs related to the acquisition, issue or disposal of the financial instrument and all other premiums or discounts.
Interest income is calculated by applying the effective interest rate to the gross carrying amount of financial assets, except for financial assets that have subsequently become credit-impaired (or ‘Stage 3’), for which interest revenue is calculated by applying the effective interest rate to their amortised cost (i.e. net of the ECL provision). For more information on stage allocations of credit risk exposures, see ‘Significant increase in credit risk’ in the ‘Santander UK group level – credit risk management’ section of the Risk Review.
b) Fee and commission income and expense
Fees and commissions that are not an integral part of the effective interest rate are recognised when the service is performed. Most fee and commission income is recognised at a point in time. Certain commitment, upfront and management fees are recognised over time but are not material. For retail and corporate products, fee and commission income consists principally of collection services fees, commission on foreign currencies, commission and other fees received from retailers for processing credit card transactions, fees received from other credit card issuers for providing cash advances for their customers through the Santander UK group’s branch and ATM networks, annual fees payable by credit card holders and fees for non-banking financial products.
For insurance products, fee and commission income consists principally of commissions and profit share arising from the sale of building and contents insurance and life protection insurance. Commissions arising from the sale of buildings and contents insurance are recognised over the period of insurance cover, adjusted to take account of cancelled policies. Profit share income from the sale of buildings and contents insurance which is not subject to any adjustment is recognised when the profit share income is earned. Commissions and profit share arising from the sale of life protection insurance is subject to adjustment for cancellations of policies within 3 years from inception.

Fee and commission income which forms an integral part of the effective interest rate of a financial instrument (for example certain loan commitment fees) is recognised as an adjustment to the effective interest rate and recorded in ‘Interest income’.
c) Dividend income
Except for equity securities classified as trading assets or financial assets held at fair value through profit or loss, described below, dividend income is recognised when the right to receive payment is established. This is the ex-dividend
date for equity securities.
d) Net trading and other income
Net trading and other income includes all gains and losses from changes in the fair value of financial assets and liabilities held at fair value through profit or loss (comprising financial assets and liabilities held for trading, trading derivatives and other financial assets and liabilities at fair value through profit or loss), together with related interest income, expense, dividends and changes in fair value of any derivatives managed in conjunction with these assets and liabilities. Changes in fair value of derivatives in a fair value hedging relationship are also recognised in net trading and other income. Net trading and other income also includes income from operating lease assets, and profits and losses arising on the sales of property, plant and equipment and subsidiary undertakings.
Borrowing costs
Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, including computer software, which are assets that necessarily take a substantial period of time to develop for their intended use, are added to the cost of those assets, until the assets are substantially ready for their intended use. All other borrowing costs are recognised in profit or loss in the period in which they occur.
Pensions and other post-retirement benefits
a) Defined benefit schemes
A defined benefit scheme is a pension scheme that guarantees an amount of pension benefit to be provided, usually as a function of one or more factors such as age, years of service or compensation. Pension costs are charged to ‘Administration expenses’, within the line item ‘Operating expenses before impairment losses, provisions and charges’ with the net interest on the defined benefit asset or liability included within ‘Net interest income’ in the income statement. The asset or liability recognised in respect of defined benefit pension schemes is the present value of the defined benefit obligation at the balance sheet date, less the fair value of scheme assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The assets of the schemes are measured at their fair values at the balance sheet date.
The present value of the defined benefit obligation is estimated by projecting forward the growth in current accrued pension benefits to reflect inflation and salary growth to the date of pension payment, then discounted to present value using the yield applicable to high-quality AA rated corporate bonds of the same currency and which have terms to maturity closest to the terms of the scheme liabilities, adjusted where necessary to match those terms. In determining the value of scheme liabilities, demographic and financial assumptions are made by management about life expectancy, inflation, discount rates, pension increases and earnings growth, based on past experience and future expectations. Financial assumptions are based on market conditions at the balance sheet date and can generally be derived objectively.
Demographic assumptions require a greater degree of estimation and judgement to be applied to externally derived data. Any surplus or deficit of scheme assets over liabilities is recognised in the balance sheet as an asset (surplus) or liability (deficit). An asset is only recognised to the extent that the surplus can be recovered through reduced contributions in the future or through refunds from the scheme. The income statement includes the net interest income/expense on the net defined benefit liability/asset, current service cost and any past service cost and gain or loss on settlement. Remeasurement of defined benefit pension schemes, including return on scheme assets (excludes amounts included in net interest), actuarial gains and losses (arising from changes in demographic assumptions, the impact of scheme experience and changes in financial assumptions) and the effect of the changes to the asset ceiling (if applicable), are recognised in other comprehensive income. Remeasurement recognised in other comprehensive income will not be reclassified to the income statement. Past-service costs are recognised as an expense in the income statement at the earlier of when the scheme amendment or curtailment occurs and when the related restructuring costs or termination benefits are recognised. Curtailments include the impact of significant reductions in the number of employees covered by a scheme, or amendments to the terms of the scheme so that a significant element of future service will no longer qualify for benefits or will qualify only for reduced benefits. Curtailment gains and losses on businesses that meet the definition of discontinued operations are included in profit or loss for the year from discontinued operations. Gains and losses on settlements are recognised when the settlement occurs.
b) Defined contribution plans
A defined contribution plan is a pension scheme under which the Santander UK group pays fixed contributions as they fall due into a separate entity (a fund). The pension paid to the member at retirement is based on the amount in the separate fund for each member. The Santander UK group has no legal or constructive obligations to pay further contributions into the fund to ‘top up’ benefits to a certain guaranteed level. The regular contributions constitute net periodic costs for the year in which they are due and are included in staff costs within Operating expenses in the income statement.
c) Post-retirement medical benefit plans
Post-retirement medical benefit liabilities are determined using the projected unit credit method, with actuarial valuations updated at each year-end. The expected benefit costs are accrued over the period of employment using an accounting methodology similar to that for the defined benefit pension scheme.
Share-based payments
The Santander UK group engages in cash-settled and
equity-settled
share-based payment transactions in respect of services received from certain of its employees. Shares of the Santander UK group’s parent, Banco Santander SA are purchased in the open market by the Santander UK group (for the Employee Sharesave scheme) or are purchased by Banco Santander SA or another Banco Santander subsidiary (including awards granted under the Long-Term Incentive Plan and the Deferred Shares Bonus Plan) to satisfy share options or awards as they vest.
Options granted under the Employee Sharesave scheme are accounted for as cash-settled share-based payment transactions. Awards granted under the Long-Term Incentive Plan and Deferred Shares Bonus Plan are accounted for as equity-settled
share-based
payment transactions.
The fair value of the services received is measured by reference to the fair value of the shares or share options initially on the date of the grant for both the cash and equity settled share-based payments and then subsequently at each reporting date for the cash-settled share-based payments. The cost of the employee services received in respect of the shares or share options granted is recognised in the income statement in administration expenses over the period that the services are received i.e. the vesting period.

A liability equal to the portion of the services received is recognised at the fair value determined at each balance sheet date for cash-settled
share-based
payments. A liability equal to the amount to be reimbursed to Banco Santander SA is recognised at the fair value determined at the grant date for equity-settled share-based payments.
The fair value of the options granted under the Employee Sharesave scheme is determined using an option pricing model, which takes into account the exercise price of the option, the current share price, the risk free interest rate, the expected volatility of the Banco Santander SA share price over the life of the option and the dividend growth rate. The fair value of the awards granted for the Long-Term Incentive Plan was determined at the grant date using an option pricing model, which takes into account the share price at grant date, the risk free interest rate, the expected volatility of the Banco Santander SA share price over the life of the award and the dividend growth rate. Vesting conditions included in the terms of the grant are not taken into account in estimating fair value, except for those that include terms related to market conditions. Non-market vesting conditions are taken into account by adjusting the number of shares or share options included in the measurement of the cost of employee service so that, ultimately, the amount recognised in the income statement reflects the number of vested shares or share options. Where vesting conditions are related to market conditions, the charges for the services received are recognised regardless of whether or not the market–related vesting conditions are met, provided that the non-market vesting conditions are met.
Where an award has been modified, as a minimum, the expense of the original award continues to be recognised as if it had not been modified. Where the effect of a modification is to increase the fair value of an award or increase the number of equity instruments, the incremental fair value of the award or incremental fair value of the modification of the award is recognised in addition to the expense of the original grant, measured at the date of modification, over the modified vesting period.
Cancellations in the vesting period are treated as an acceleration of vesting, and recognised immediately for the amount that would otherwise have been recognised for services over the vesting period.
Goodwill and other intangible assets
Goodwill represents the excess of the cost of an acquisition, as well as the fair value of any interest previously held, over the fair value of the share of the identifiable net assets of the acquired subsidiary, associate, or business at the date of acquisition. Goodwill on the acquisition of subsidiaries and businesses is included in intangible assets. Goodwill on acquisitions of associates is included as part of investment in associates. Goodwill is tested for impairment annually, or more frequently when events or changes in circumstances dictate, and carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity or business include the carrying amount of goodwill relating to the entity or business sold.
Other intangible assets are recognised if they arise from contractual or other legal rights or if they are capable of being separated or divided from the Santander UK group and sold, transferred, licensed, rented or exchanged. The value of such intangible assets is amortised on a straight-line basis over their useful economic life of three to seven years. Other intangible assets are reviewed annually for impairment indicators and tested for impairment where indicators are present.
Software development costs are capitalised when they are direct costs associated with identifiable and unique software products that are expected to provide future economic benefits and the cost of those products can be measured reliably. These costs include payroll, materials, services and directly attributable overheads. Internally developed software meeting these criteria and externally purchased software are classified in intangible assets on the balance sheet and amortised on a straight-line
basis over their useful life of three to seven years, unless the software is an integral part of the related computer hardware, in which case it is treated as property, plant and equipment as described below. Capitalisation of costs ceases when the software is capable of operating as intended. Costs of maintaining software are expensed as incurred.
Property, plant and equipment
Property, plant and equipment include owner-occupied properties (including leasehold properties), office fixtures and equipment and computer software. Property, plant and equipment also includes operating leases where the Santander UK group is the lessor and right-of-use assets where the Santander UK group is the lessee, as described further in ‘Leases’ below. Property, plant and equipment are carried at cost less accumulated depreciation and accumulated impairment losses. A review for indications of impairment is carried out at each reporting date. Gains and losses on disposal are determined by reference to the carrying amount and are reported in net trading and other income. Repairs and renewals are charged to the income statement when the expenditure is incurred. Internally developed software meeting the criteria set out in ‘Goodwill and other intangible assets’ above and externally purchased software are classified in property, plant and equipment where the software is an integral part of the related computer hardware (for example operating system of a computer). Classes of property, plant and equipment are depreciated on a straight-line basis over their useful life, as follows:

Owner-occupied properties	Not exceeding 50 years
Office fixtures and equipment	3 to 15 years
Computer software	3 to 7 years
Right-of-use assets (see ‘Leases – The Santander UK group as lessee’ below)	Shorter of the lease term or the useful life of the underlying asset
Depreciation is not charged on freehold land and assets under construction. Depreciation on operating lease assets where the Santander UK group is the lessor is described in ‘Leases’ below.
Financial instruments
a) Initial recognition and measurement
Financial assets and liabilities are initially recognised when the Santander UK group becomes a party to the contractual terms of the instrument. The Santander UK group determines the classification of its financial assets and liabilities at initial recognition and measures a financial asset or financial liability at its fair value plus or minus, in the case of a financial asset or financial liability not at FVTPL, transaction costs that are incremental and directly attributable to the acquisition or issue of the financial asset or financial liability. Transaction costs of financial assets and financial liabilities carried at FVTPL are expensed in profit or loss. Immediately after initial recognition, an expected credit loss (ECL) allowance is recognised for financial assets measured at amortised cost and investments in debt instruments measured at FVOCI.
A regular way purchase is a purchase of a financial asset under a contract whose terms require delivery of the asset within the timeframe established generally by regulation or convention in the market place concerned. Regular way purchases of financial assets classified as loans and receivables, issues of equity or financial liabilities measured at amortised cost are recognised on settlement date; all other regular way purchases and issues are recognised on trade date.

b) Financial assets and liabilities
i) Classification and subsequent measurement
The Santander UK group classifies its financial assets in the measurement categories of amortised cost, FVOCI and FVTPL.
Financial assets and financial liabilities are classified as FVTPL where there is a requirement to do so or where they are otherwise designated at FVTPL on initial recognition. Financial assets and financial liabilities which are required to be held at FVTPL include:

•	Financial assets and financial liabilities held for trading

•	Debt instruments that do not have solely payments of principal and interest (SPPI) characteristics. Otherwise, such instruments are measured at amortised cost or FVOCI, and

•	Equity instruments that have not been designated as held at FVOCI.
Financial assets and financial liabilities are classified as held for trading if they are derivatives or if they are acquired or incurred principally for the purpose of selling or repurchasing in the near-term, or form part of a portfolio of financial instruments that are managed together and for which there is evidence of short-term profit taking.
In certain circumstances, other financial assets and financial liabilities are designated at FVTPL where this results in more relevant information. This may arise because it significantly reduces a measurement inconsistency that would otherwise arise from measuring assets or liabilities or recognising the gains or losses on them on a different basis, where the assets and liabilities are managed and their performance evaluated on a fair value basis or, in the case of financial liabilities, where it contains one or more embedded derivatives which are not closely related to the host contract.
The classification and measurement requirements for financial asset debt and equity instruments and financial liabilities are set out below.
a) Financial assets: debt instruments
Debt instruments are those instruments that meet the definition of a financial liability from the issuer’s perspective, such as loans and government and corporate bonds. Classification and subsequent measurement of debt instruments depend on the Santander UK group’s business model for managing the asset, and the cash flow characteristics of the asset.
Business model
The business model reflects how the Santander UK group manages the assets in order to generate cash flows and, specifically, whether the Santander UK group’s objective is solely to collect the contractual cash flows from the assets or is to collect both the contractual cash flows and cash flows arising from the sale of the assets. If neither of these is applicable, such as where the financial assets are held for trading purposes, then the financial assets are classified as part of an ‘other’ business model and measured at FVTPL. Factors considered in determining the business model for a group of assets include past experience on how the cash flows for these assets were collected, how the assets’ performance is evaluated and reported to key management personnel, and how risks are assessed and managed.
SPPI
Where the business model is to hold assets to collect contractual cash flows or to collect contractual cash flows and sell, the Santander UK group assesses whether the assets’ cash flows represent SPPI. In making this assessment, the Santander UK group considers whether the contractual cash flows are consistent with a basic lending arrangement (i.e. interest includes only consideration for the time value of money, credit risk, other basic lending risks and a profit margin that is consistent with a basic lending arrangement). Where the contractual terms introduce exposure to risk or volatility that is inconsistent with a basic lending arrangement, the related asset is classified and measured at FVTPL.
Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are SPPI. Based on these factors, the Santander UK group classifies its debt instruments into one of the following measurement categories:

•
Amortised cost – Financial assets that are held for collection of contractual cash flows where those cash flows represent SPPI, and that are not designated at FVTPL, are measured at amortised cost. The carrying amount of these assets is adjusted by any ECL recognised and measured as presented in Note 13. Interest income from these financial assets is included in ‘Interest and similar income’ using the effective interest rate method. When estimates of future cash flows are revised, the carrying amount of the respective financial assets or financial liabilities is adjusted to reflect the new estimate discounted using the original effective interest rate. Any changes are recognised in the income statement.

•
FVOCI – Financial assets that are held for collection of contractual cash flows and for selling the assets, where the assets’ cash flows represent SPPI, and that are not designated at FVTPL, are measured at FVOCI. Movements in the carrying amount are recognised in OCI, except for the recognition of impairment gains or losses, interest revenue and foreign exchange gains and losses on the instrument’s amortised cost which are recognised in profit or loss. When the financial asset is derecognised, the cumulative gain or loss previously recognised in OCI is reclassified from equity to profit or loss and recognised in ‘Net trading and other income’. Interest income from these financial assets is included in ‘Interest and similar income’ using the effective interest rate method.

•
FVTPL – Financial assets that do not meet the criteria for amortised cost or FVOCI are measured at FVTPL. A gain or loss on a debt instrument that is subsequently measured at FVTPL, including any debt instruments designated at fair value, is recognised in profit or loss and presented in the income statement in ‘Net trading and other income’ in the period in which it arises.

The Santander UK group reclassifies financial assets when and only when its business model for managing those assets changes. The reclassification takes place from the start of the first reporting period following the change. Such changes are expected to be very infrequent.
b) Financial assets: equity instruments
Equity instruments are instruments that meet the definition of equity from the issuer’s perspective, being instruments that do not contain a contractual obligation to pay cash and that evidence a residual interest in the issuer’s net assets. All equity investments are subsequently measured at FVTPL, except where management has elected, at initial recognition, to irrevocably designate an equity investment at FVOCI. When this election is used, fair value gains and losses are recognised in OCI and are not subsequently reclassified to profit or loss, including on disposal. ECLs (and reversal of ECLs) are not reported separately from other changes in fair value. Dividends, when representing a return on such investments, continue to be recognised in profit or loss as other income when the right to receive payments is established. Gains and losses on equity investments at FVTPL are included in the ‘Net trading and other income’ line in the income statement.

c) Financial liabilities
Financial liabilities are classified as subsequently measured at amortised cost, except for:

•
Financial liabilities at fair value through profit or loss: this classification is applied to derivatives and other financial liabilities designated as such at initial recognition. Gains or losses on financial liabilities designated at fair value through profit or loss are presented partially in other comprehensive income (the amount of change in the fair value of the financial liability that is attributable to changes in the credit risk of that liability) and partially in profit or loss (the remaining amount of change in the fair value of the liability)

•
Financial liabilities arising from the transfer of financial assets which did not qualify for derecognition, whereby a financial liability is recognised for the consideration received for the transfer. In subsequent periods, the Santander UK group recognises any expense incurred on the financial liability, and

•	Financial guarantee contracts and loan commitments.
Contracts involving the receipt of cash on which customers receive an index-linked return are accounted for as equity index-linked deposits. The principal products are Capital Guaranteed/Protected Products which give the customers a limited participation in the upside growth of an equity index. In the event the index falls in price, a cash principal element is guaranteed/protected. The equity index-linked deposits contain embedded derivatives. These embedded derivatives, in combination with the principal cash deposit element, are designed to replicate the investment performance profile tailored to the return agreed in the contracts with customers. The cash principal element is accounted for as deposits by customers at amortised cost. The embedded derivatives are separated from the host instrument and are separately accounted for as derivatives.
d) Sale and repurchase agreements (including stock borrowing and lending)
Securities sold subject to a commitment to repurchase them at a predetermined price (repos) under which substantially all the risks and rewards of ownership are retained by the Santander UK group remain on the balance sheet and a liability is recorded in respect of the consideration received. Securities purchased under commitments to resell (reverse repos) are not recognised on the balance sheet and the consideration paid is recorded as an asset. The difference between the sale and repurchase price is treated as trading income in the income statement, except where the repo is not treated as part of the trading book, in which case the difference is recorded in interest income or expense.
Securities lending and borrowing transactions are generally secured, with collateral in the form of securities or cash advanced or received. Securities lent or borrowed are not reflected on the balance sheet. Collateral in the form of cash received or advanced is recorded as a deposit or a loan. Collateral in the form of securities is not recognised.
e) Day One profit adjustments
The fair value of a financial instrument on initial recognition is generally its transaction price (that is, the fair value of the consideration given or received). However, sometimes the fair value will be based on other observable current market transactions in the same instrument, without modification or repackaging, or on a valuation technique whose variables include only data from observable markets, such as interest rate yield curves, option volatilities and currency rates. When such evidence exists, the Santander UK group recognises a trading gain or loss at inception (Day One gain or loss), being the difference between the transaction price and the fair value. When significant unobservable parameters are used, the entire Day One gain or loss is deferred and is recognised in the income statement over the life of the transaction until the transaction matures, is closed out, the valuation inputs become observable or an offsetting transaction is entered into.
ii) Impairment of debt instrument financial assets
The Santander UK group assesses on a
forward-looking
basis the ECL associated with its debt instrument assets carried at amortised cost and FVOCI and with the exposure arising from financial guarantee contracts and loan commitments. The Santander UK group recognises a loss allowance for such losses at each reporting date. The measurement of ECL reflects:

•	An unbiased and probability-weighted amount that is determined by evaluating a range of possible outcomes

•	The time value of money, and

•	Reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions.
Grouping of instruments for losses measured on a collective basis
We typically group instruments and assess them for impairment collectively where they share risk characteristics (as described in Retail Banking – credit risk management in the Risk review) using one or more statistical models. Where we have used internal capital or similar models as the basis for our IFRS 9 models, this typically results in a large number of relatively small homogenous groups which are determined by the permutations of the underlying characteristics in the statistical models. We calculate separate collective provisions for instruments in Stages 1, 2 and 3 where the instrument is not individually assessed, as described below.
Individually assessed impairments (IAIs)
We assess significant Stage 3 cases individually. We do this for CIB and Corporate & Commercial Banking cases, but not for Business Banking cases in Retail Banking which we assess collectively. To calculate the estimated loss, we estimate the future cash flows under several scenarios each of which uses case-specific
factors and circumstances. We then probability-weight the net present value of the cash flows under each scenario to arrive at a weighted average provision requirement. We update our assessment process every quarter and more frequently if there are changes in circumstances that might affect the scenarios, cash flows or probabilities we apply.
For more on how ECL is calculated, see the Credit risk section of the Risk review.
a) Write-off
For secured loans, a
write-off
is only made when all collection procedures have been exhausted and the security has been sold and/or a claim made on any mortgage indemnity guarantee or other insurance. In the corporate portfolio, there may be occasions where a write-off occurs for other reasons, such as following a consensual restructure or refinancing of the debt or where the debt is sold for strategic reasons into the secondary market at a value lower than its face value.
There is no threshold based on past due status beyond which all secured loans are written off as there can be significant variations in the time needed to enforce possession and sale of the security, especially due to the different legal frameworks that apply in different regions of the UK. For unsecured loans, a write-off is only made when all internal avenues of collecting the debt have been exhausted. Where appropriate the debt is passed over to external collection agencies. A past due threshold is applied to unsecured debt where accounts that are 180 days past due are written off unless there is a dispute awaiting resolution. Contact is made with customers with the aim to achieve a realistic and sustainable repayment arrangement. Litigation and/or enforcement of security is usually carried out only when the steps described above have been undertaken without success.

All write-offs are assessed / made on a case-by-case basis, taking account of the exposure at the date of write-off, after accounting for the value from any collateral or insurance held against the loan. The exception to this is in cases where fraud has occurred, where the exposure is written off once investigations have been completed and the probability of recovery is minimal. The time span between discovery and write-off will be short and may not result in an impairment loss allowance being raised. The write-off
policy is regularly reviewed.
Write-offs
are charged against previously established loss allowances.
b) Recoveries
Recoveries of credit impairment losses are not included in the impairment loss allowance, but are taken to income and offset against credit impairment losses. Recoveries of credit impairment losses are classified in the income statement as ‘Credit impairment losses’.
iii) Modifications of financial assets
The treatment of a renegotiation or modification of the contractual cash flows of a financial asset normally depends upon whether the renegotiation or modification is due to financial difficulties of the borrower or for other commercial reasons.

•
Contractual modifications due to financial difficulties of the borrower
: where Santander UK modifies the contractual conditions to enable the borrower to fulfil their payment obligations, the asset is not derecognised. The gross carrying amount of the financial asset is recalculated as the present value of the renegotiated/modified contractual cash flows that are discounted at the financial asset’s original EIR and any gain or loss arising from the modification is recognised in the income statement.

•
Contractual modifications for other commercial reasons:
such modifications are treated as a new transaction resulting in derecognition of the original financial asset, and the recognition of a ‘new’ financial asset. Any difference between the carrying amount of the derecognised asset and the fair value of the new asset is recognised in the income statement as a gain or loss on derecognition.

Any other contractual modifications, such as where a regulatory authority imposes a change in certain contractual terms or due to legal reasons, are assessed on a case-by-case
basis to establish whether or not the financial asset should be derecognised.
iv) Derecognition other than on a modification
Financial assets are derecognised when the rights to receive cash flows have expired or the Santander UK group has transferred its contractual right to receive the cash flows from the assets and either: (1) substantially all the risks and rewards of ownership have been transferred; or (2) the Santander UK group has neither retained nor transferred substantially all of the risks and rewards, but has transferred control.
Financial liabilities are derecognised when extinguished, cancelled or expired.
c) Financial guarantee contracts and loan commitments
Financial guarantee contracts are contracts that require the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payments when due, in accordance with the terms of a debt instrument. Such financial guarantees are given to banks, financial institutions and others on behalf of customers to secure loans, overdrafts and other banking facilities.
Financial guarantee contracts are initially measured at fair value and subsequently measured at the higher of the amount of the loss allowance, and the premium received on initial recognition less income recognised in accordance with the principles of IFRS 15. Loan commitments are measured as the amount of the loss allowance (determined in accordance with IFRS 9 as described in Credit risk section of the Risk review). The Santander UK group has not provided any commitment to provide loans at a below-market
interest rate, or that can be settled net in cash or by delivering or issuing another financial instrument.
For financial guarantee contracts and loan commitments, the loss allowance is recognised as a provision and charged to credit impairment losses in the income statement. The loss allowance in respect of revolving facilities is classified in loans and advances to customers to the extent of any drawn balances. The loss allowance in respect of undrawn amounts is classified in provisions. When amounts are drawn, any related loss allowance is transferred from provisions to loans and advances to customers.
Derivative financial instruments (derivatives)
Derivatives are contracts or agreements whose value is derived from one or more underlying indices or asset values inherent in the contract or agreement, which require no or little initial net investment and are settled at a future date. Transactions are undertaken in interest rate, cross currency, equity, residential property and other index-related swaps, forwards, caps, floors, swaptions, as well as credit default and total return swaps, equity index contracts and exchange traded interest rate futures, and equity index options.
Derivatives are held for risk management purposes. Derivatives are classified as held for trading unless they are designated as being in a hedge accounting relationship. The Santander UK group chooses to designate certain derivatives as in a hedging relationship if they meet specific criteria, as further described in ‘Hedge accounting’ below.
Derivatives are recognised initially (on the date on which a derivative contract is entered into), and are subsequently remeasured, at their fair value. Fair values of exchange-traded derivatives are obtained from quoted market prices. Fair values of over-the-counter
derivatives are estimated using valuation techniques, including discounted cash flow and option pricing models.
Certain derivatives may be embedded in hybrid contracts, such as the conversion option in a convertible bond. If the hybrid contract contains a host that is a financial asset, then the Santander UK group assesses the entire contract as described in the financial asset section above for classification and measurement purposes. Otherwise, embedded derivatives are treated as separate derivatives when their economic characteristics and risks are not closely related to those of the host contract; the terms of the embedded derivative would meet the definition of a stand-alone derivative if they were contained in a separate contract; and the combined contract is not held for trading or designated at fair value. These embedded derivatives are measured at fair value with changes in fair value recognised in the income statement.
Contracts containing embedded derivatives are not subsequently reassessed for separation unless either there has been a change in the terms of the contract which significantly modifies the cash flows (in which case the contract is reassessed at the time of modification) or the contract has been reclassified (in which case the contract is reassessed at the time of reclassification).
All derivatives are carried as assets when their fair value is positive and as liabilities when their fair value is negative, except where netting is permitted. The method of recognising fair value gains and losses depends on whether derivatives are held for trading or are designated as hedging instruments and, if the latter, the nature of the risks being hedged. Gains and losses from changes in the fair value of derivatives held for trading are recognised in the income statement, and included within net trading and other income.

Offsetting financial assets and liabilities
Financial assets and liabilities including derivatives are offset and the net amount reported in the balance sheet when there is a legally enforceable right to set off the recognised amounts and there is an intention to settle on a net basis, or realise the asset and settle the liability simultaneously. The Santander UK group is party to a number of arrangements, including master netting arrangements under industry standard agreements which facilitate netting of transactions in jurisdictions where netting agreements are recognised and have legal force. The netting arrangements do not generally result in an offset of balance sheet assets and liabilities for accounting purposes, as transactions are usually settled on a gross basis.
Hedge accounting
The Santander UK group applies hedge accounting to represent, to the maximum possible extent permitted under accounting standards, the economic effects of its risk management strategies. Derivatives are used to hedge exposures to interest rates, exchange rates and certain indices such as retail price indices.
At the time a financial instrument is designated as a hedge (i.e. at the inception of the hedge), the Santander UK group formally documents the relationship between the hedging instrument(s) and hedged item(s), its risk management objective and strategy for undertaking the hedge. The documentation includes the identification of each hedging instrument and respective hedged item, the nature of the risk being hedged (including the benchmark interest rate being hedged in a hedge of interest rate risk) and how the hedging instrument’s effectiveness in offsetting the exposure to changes in the hedged item’s fair value attributable to the hedged risk is to be assessed. Accordingly, the Santander UK group formally assesses, both at the inception of the hedge and on an ongoing basis, whether the hedging derivatives have been and will be highly effective in offsetting changes in the fair value attributable to the hedged risk during the period that the hedge is designated. A hedge is normally regarded as highly effective if, at inception and throughout its life, the Santander UK group can expect, and actual results indicate, that changes in the fair value or cash flow of the hedged items are effectively offset by changes in the fair value or cash flow of the hedging instrument. If at any point it is concluded that it is no longer highly effective in achieving its documented objective, hedge accounting is discontinued.
Where derivatives are held for risk management purposes, and when transactions meet the required criteria for documentation and hedge effectiveness, the derivatives may be designated as either: (i) hedges of the change in fair value of recognised assets or liabilities or firm commitments (fair value hedges); (ii) hedges of the variability in highly probable future cash flows attributable to a recognised asset or liability, or a forecast transaction (cash flow hedges); or (iii) a hedge of a net investment in a foreign operation (net investment hedges). The Santander UK group applies fair value and cash flow hedge accounting, but not hedging of a net investment in a foreign operation.
a) Fair value hedge accounting
Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recorded in the income statement, together with the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. Where the hedged item is measured at amortised cost, the fair value changes due to the hedged risk adjust the carrying amount of the hedged asset or liability. Changes in the fair value of portfolio hedged items are presented separately in the consolidated balance sheet in macro hedge of interest rate risk and recognised in the income statement within net trading and other income. If the hedge no longer meets the criteria for hedge accounting, changes in the fair value of the hedged item attributable to the hedged risk are no longer recognised in the income statement. For fair value hedges of interest rate risk, the cumulative adjustment that has been made to the carrying amount of the hedged item is amortised to the income statement using the effective interest method over the period to maturity. For portfolio hedged items, the cumulative adjustment is amortised to the income statement using the straight line method over the period to maturity.
b) Cash flow hedge accounting
The effective portion of changes in the fair value of qualifying cash flow hedges is recognised in other comprehensive income in the cash flow hedging reserve. The gain or loss relating to the ineffective portion is recognised immediately in the income statement. Amounts accumulated in equity are reclassified to the income statement in the periods in which the hedged item affects profit or loss. When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised in the income statement when the forecast transaction is ultimately recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the income statement. The Santander UK group is exposed to cash flow interest rate risk on its floating rate assets, foreign currency risk on its fixed rate debt issuances denominated in foreign currency and equity price risk arises from the Santander UK group operating the Employee Sharesave scheme. Cash flow hedging is used to hedge the variability in cash flows arising from these risks.
Securitisation transactions
The Santander UK group has entered into arrangements where undertakings have issued mortgage-backed
and other asset-backed securities or have entered into funding arrangements with lenders in order to finance specific loans and advances to customers. As the Santander UK group has retained substantially all the risks and rewards of the underlying assets, such financial instruments continue to be recognised on the balance sheet, and a liability recognised for the proceeds of the funding transaction.
Impairment of non-financial assets
At each balance sheet date, or more frequently when events or changes in circumstances dictate, property plant and equipment (including operating lease assets) and intangible assets (including goodwill) are assessed for indicators of impairment. If indications are present, these assets are subject to an impairment review. The impairment review comprises a comparison of the carrying amount of the asset or cash generating unit with its recoverable amount: the higher of the asset’s or cash-generating
unit’s fair value less costs to sell and its value in use. The cash-generating unit represents the lowest level at which non-financial assets, including goodwill, are monitored for internal management purposes and is not larger than an operating segment.
The fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Value in use is calculated by discounting management’s expected future cash flows obtainable as a result of the asset’s continued use, including those resulting from its ultimate disposal, at a market-based discount rate on a pre-tax
basis. The recoverable amounts of goodwill have been based on value in use calculations.
The carrying values of property, plant and equipment, goodwill and other intangible assets are written down by the amount of any impairment and the loss is recognised in the income statement in the period in which it occurs. A previously recognised impairment loss relating to property, plant and equipment may be reversed in part or in full when a change in circumstances leads to a change in the estimates used to determine the property, plant and equipment’s recoverable amount. The carrying amount of the property, plant and equipment will only be increased up to the amount that would have been had the original impairment not been recognised. Impairment losses on goodwill are not reversed. For conducting goodwill impairment reviews, cash generating units are the lowest level at which management monitors the return on investment on assets.

Leases
a) The Santander UK group as lessor
Operating lease assets are recorded at cost and depreciated over the life of the asset after taking into account anticipated residual value (RV). Operating lease rental income and depreciation is recognised on a straight-line basis over the life of the asset. After initial recognition, residual values are reviewed regularly, and any changes are recognised prospectively through remaining depreciation charges.
Amounts due from lessees under finance leases and hire purchase contracts are recorded as receivables at the amount of the Santander UK group’s net investment in the leases. Finance lease income is allocated to accounting periods to reflect a constant periodic rate of return on the Santander UK group’s net investment outstanding in respect of the leases and hire purchase contracts. A provision is recognised to reflect a reduction in any anticipated unguaranteed RV. A provision is also recognised for voluntary termination of the contract by the customer, where appropriate.
b) The Santander UK group as lessee
The Santander UK group assesses whether a contract is or contains a lease at the inception of the contract and recognises a right-of-use (ROU) asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments for all leases, except for leases with a term of 12 months or less which are expensed in the income statement on a straight-line
basis over the lease terms. Lease payments exclude irrecoverable VAT which is expensed in the income statement as lease payments are made.
The lease liability, which is included within Other liabilities on the balance sheet, is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the incremental borrowing rate appropriate to the lease term. The lease liability is subsequently measured at amortised cost using the effective interest rate method. Remeasurement of the lease liability occurs if there is a change in the lease payments (when a corresponding adjustment is made to the ROU asset), the lease term or in the assessment of an option to purchase the underlying asset.
At inception, the ROU asset, which is included within Property, plant and equipment on the balance sheet, comprises the lease liability, initial direct costs and the obligations to restore the asset, less any incentives granted by the lessor. The ROU asset is depreciated over the shorter of the lease term or the useful life of the underlying asset and is reviewed for indications of impairment as for owned assets. The obligation to restore the asset is included within Provisions on the balance sheet.
Income taxes, including deferred taxes
The tax expense represents the sum of the income tax currently payable and deferred income tax.
Income tax payable on profits, based on the applicable tax law in each jurisdiction, is recognised as an expense in the period in which profits arise. Taxable profit differs from net profit as reported in the income statement because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date. Current taxes associated with the repurchase of equity instruments are reported directly in equity.
A current tax liability for the current or prior period is measured at the amount expected to be paid to the tax authorities. Where the amount of the final tax liability is uncertain or where a position is challenged by a taxation authority, the liability recognised is the most likely outcome. Where a most likely outcome cannot be determined, a weighted average basis is applied.
Deferred income tax is the tax expected to be payable or recoverable on income tax losses available to carry forward and on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements and is accounted for using the balance sheet liability method. Deferred tax liabilities are generally recognised for all taxable temporary differences and deferred tax assets are recognised to the extent that it is probable that taxable profits will be available against which the assets may be utilised as they reverse. Such deferred tax liabilities are not recognised if the temporary difference arises from the initial recognition of goodwill. Deferred tax assets and liabilities are not recognised from the initial recognition of other assets (other than in a business combination) and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.
Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset is realised based on rates enacted or substantively enacted at the balance sheet date. Deferred tax is charged or credited in the income statement, except when it relates to items recognised in other comprehensive income or directly in equity, in which case the deferred tax is also recognised in other comprehensive income or directly in equity. Deferred tax liabilities are recognised for taxable temporary differences arising on investments in subsidiaries except where the Santander UK group is able to control reversal of the temporary difference and it is probable that it will not reverse in the foreseeable future. The Santander UK group reviews the carrying amount of deferred tax assets at each balance sheet date and reduces it to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.
Deferred tax relating to actuarial gains and losses on defined benefits is recognised in other comprehensive income. Deferred tax relating to fair value re-measurements of financial instruments accounted for at FVOCI and cash flow hedging instruments is charged or credited directly to other comprehensive income and is subsequently recognised in the income statement when the deferred fair value gain or loss is recognised in the income statement.
Deferred and current tax assets and liabilities are only offset when they arise in the same tax reporting group and where there is both the legal right and the intention to settle on a net basis or to realise the asset and settle the liability simultaneously.
Cash and cash equivalents
For the purposes of the cash flow statement, cash and cash equivalents comprise balances with less than three months maturity from the date of acquisition, including cash and non-restricted balances with central banks, treasury bills and other eligible bills, loans and advances to banks and short-term investments in securities.
Balances with central banks represent amounts held at the Bank of England as part of the Santander UK group’s liquidity management activities. In addition, it includes certain minimum cash balances held for regulatory purposes required to be maintained with the Bank of England.
Provisions
Provisions are recognised for present obligations arising as consequences of past events where it is more likely than not that a transfer of economic benefits will be necessary to settle the obligation, and it can be reliably estimated.
Conduct provisions are made for the estimated cost of making redress payments with respect to the past sales of products, using conclusions such as the number of claims the number of those that will be upheld, the estimated average settlement per case and other related costs. Provision is made for the anticipated cost of restructuring, including redundancy costs, when an obligation exists. An obligation exists when the Santander UK group has a detailed formal plan for restructuring a business, has raised valid expectations in those affected by the restructuring, and has started to implement the plan or announce its main features.
When a leasehold property ceases to be used in the business, provision is made where the unavoidable costs of the future obligations relating to the lease are expected to exceed anticipated rental income. The net costs are discounted using market rates of interest to reflect the long-term nature of the cash flows.
Loan commitments are measured as the amount of the loss allowance (determined in accordance with IFRS 9 as described in Credit risk section of the Risk review).
Contingent liabilities are possible obligations whose existence will be confirmed only by certain future events or present obligations where the transfer of economic benefit is uncertain or cannot be reliably measured. Contingent liabilities are not recognised but are disclosed unless they are remote.
Share capital
a) Share issue costs
Incremental external costs directly attributable to the issue of new shares are deducted from equity net of related income taxes.
b) Dividends
Dividends on ordinary shares are recognised in equity in the period in which the right to receive payment is established.
Accounting policies relating to comparatives – IAS 39
On 1 January 2018, the Santander UK group adopted IFRS 9, which replaced IAS 39. In accordance with the transition requirements of IFRS 9, comparatives were not restated. The principal accounting policies applied in accordance with IAS 39 for periods before the adoption of IFRS 9 are set out below:
Classification and measurement of financial assets and liabilities – IAS 39
Financial assets and liabilities are initially recognised when the Santander UK group becomes a party to the contractual terms of the instrument. The Santander UK group determines the classification of its financial assets and liabilities at initial recognition. Financial assets are classified as financial assets at fair value through profit or loss, loans and receivables and available-for-sale
financial assets. Financial liabilities are classified as fair value through profit or loss if they are either held for trading or otherwise designated at fair value through profit or loss on initial recognition.
Financial assets and financial liabilities classified as FVTPL are initially recognised at fair value and transaction costs are taken directly to the income statement. Gains and losses arising from changes in fair value are included directly in the income statement except for gains and losses on financial liabilities designated at FVTPL relating to own credit which are presented in other comprehensive income. Derivative financial instruments, trading assets and liabilities and financial assets and liabilities designated at fair value are classified as FVTPL.
Loans and receivables are initially recognised at fair value including direct and incremental transaction costs. They are subsequently valued at amortised cost, using the effective interest method. Loans and receivables consist of loans and advances to banks, loans and advances to customers, and loans and receivables securities.
Available-for-sale financial assets are initially recognised at fair value including direct and incremental transaction costs, and subsequently held at fair value. Gains and losses arising from changes in fair value are recognised in other comprehensive income until sale or until determined to be impaired when the cumulative gain or loss or impairment losses are transferred to the income statement. Impairment losses and foreign exchange translation differences on monetary items are recognised in the income statement.
Impairment of financial assets – IAS 39
At each balance sheet date, the Santander UK group assesses whether there is objective evidence that a financial asset or group of financial assets is impaired. A financial asset or a group of financial assets is impaired and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a loss event) and that loss event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated. In the case of equity investments classified as available-for-sale,
a significant or prolonged decline in the fair value of the security below its cost is considered an indicator that the assets are impaired.
For assets carried at amortised cost, including loans and advances and loans and receivables securities, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate. The carrying amount of the asset is reduced and the amount of the loss is recognised in profit or loss.
For available-for-sale financial assets, the Santander UK group assesses impairment at each balance sheet date, which involves reviewing the financial circumstances (including creditworthiness) and future prospects of the issuer, assessing the future cash flows expected to be realised and, in the case of equity shares, considering whether there has been a significant or prolonged decline in the fair value of the security below its cost. The cumulative loss is measured as the difference between the acquisition cost and the current fair value, less any impairment loss previously reported in the income statement and is removed from other comprehensive income and recognised in the income statement.
IAS 17
On 1 January 2019, Santander UK group adopted IFRS 16, which replaced IAS 17. Having chosen to apply the modified retrospective approach, in accordance with the transition requirements of IFRS 16, comparatives were not restated. The accounting policies for the Santander UK group as lessee applied in accordance with IAS 17 for periods before the adoption of IFRS 16 are set out below:
The Santander UK group as lessee – IAS 17
The Santander UK group enters into operating leases for the rental of equipment or real estate. Payments made under such leases are charged to the income statement on a straight-line basis over the period of the lease. When an operating lease is terminated before the lease period has expired, any payment to be made to the lessor by way of penalty is recognised as an expense in the period in which termination takes place. If the lease agreement transfers the risk and rewards of the asset, the lease is recorded as a finance lease and the related asset is capitalised. At inception, the asset is recorded at the lower of the present value of the minimum lease payments or fair value and depreciated over the lower of the estimated useful life and the life of the lease. The corresponding rental obligations are recorded as borrowings. The aggregate benefit of incentives, if any, is recognised as a reduction of rental expense over the lease term on a straight-line basis.
CRITICAL JUDGEMENTS AND ACCOUNTING ESTIMATES
The preparation of the Consolidated Financial Statements requires management to make judgements and accounting estimates that affect the reported amount of assets and liabilities at the date of the Consolidated Financial Statements and the reported amount of income and expenses during the reporting period. Management evaluates its judgements and accounting estimates, which are based on historical experience and on various other factors that are believed to be reasonable under the circumstances, on an ongoing basis. Actual results may differ from these accounting estimates under different assumptions or conditions.
In the course of preparing the Consolidated Financial Statements, no significant judgements have been made in the process of applying the accounting policies, other than those involving estimations about credit impairment losses, conduct remediation and pensions as set out below.
The following accounting estimates, as well as the judgements inherent within them, are considered important to the portrayal of the Santander UK group’s financial results and financial condition because: (i) they are highly susceptible to change from period to period as assumptions are made to calculate the estimates, and (ii) any significant difference between the estimated amounts and actual amounts could have a material impact on the Santander UK group’s future financial results and financial condition.
In calculating each accounting estimate, a range of outcomes was calculated based principally on management’s conclusions regarding the input assumptions relative to historical experience. The actual estimates were based on what management concluded to be the most probable assumptions within the range of reasonably possible assumptions.
a) Credit impairment allowance
The application of the ECL impairment methodology for calculating credit impairment allowances is highly susceptible to change from period to period. The methodology requires management to make a number of judgmental assumptions in determining the estimates. Any significant difference between the estimated amounts and actual amounts could have a material impact on the Santander UK group’s future financial results and financial condition.
Key areas of judgement in accounting estimates
The key judgements made by management in applying the ECL impairment methodology are set out below.

•	Definition of default

•	Forward-looking information

•	Probability weights

•	SICR

•	Post model adjustments.
For more on each of these key judgements, see the ‘Credit risk – Santander UK group level – credit risk management’ section of the Risk review.
Sensitivity of ECL allowance
At 31 December 2019, the probability-weighted ECL allowance totalled £863m (2018: £807m), of which £813m (2018: £789m) related to exposures in Retail Banking, Corporate & Commercial Banking and Corporate Centre, and £50m (2018: £18m) related to exposures in Corporate & Investment Banking. The ECL allowance is sensitive to the methods, assumptions and estimates underlying its calculation. For example, management could have applied different probability weights to the economic scenarios and, depending on the weights chosen, this could have a material effect on the ECL allowance. In addition, the ECL allowance for residential mortgages, in particular, is significantly affected by the HPI assumptions which determine the valuation of collateral used in the calculations.
Had management used different assumptions on probability weights and HPI, a larger or smaller ECL charge would have resulted that could have had a material impact on the Santander UK group’s reported ECL allowance and profit before tax. Sensitivities to these assumptions are set out below.

Probability weights
The amounts shown in the tables below illustrate the ECL allowances that would have arisen had management applied a 100% weighting to each economic scenario. The allowances were calculated using a stage allocation appropriate to each economic scenario presented and differs from the probability-weighted
stage allocation used to determine the ECL allowance shown above. For exposures subject to individual assessment, the distribution of ECL which could reasonably be expected has also been considered, assuming no change in the number of cases subject to individual assessment, and within the context of a potential best to worst case outcome.
As described in more detail in the ‘Santander UK group level – Credit risk management’ section in the Risk review, our CIB segment uses three forward-looking economic scenarios, whereas our other segments use five scenarios. In order to present a consolidated view in a single table, the data for CIB in the table below presents the CIB Upside scenario in the Upside 2 column, the CIB downside scenario in the Downside 2 column, and interpolated data for CIB in the Upside 1 and Downside 1 columns.

2019	Weighted £m		Upside 2 £m		Upside 1 £m		Base case £m		Downside 1 £m		Downside 2 £m
Exposure
Retail Banking	206,479		206,479		206,479		206,479		206,479		206,479
- of which: mortgages	178,788		178,788		178,788		178,788		178,788		178,788
CCB	21,855		21,855		21,855		21,855		21,855		21,855
CIB	13,456		13,456		13,456		13,456		13,456		13,456
Corporate Centre	74,532		74,532		74,532		74,532		74,532		74,532

ECL
Retail Banking	591		456		467		485		570		1,148
- of which: mortgages	218		122		127		137		196		660
CCB	210		156		169		183		219		317
CIB	50		19		34		48		53		58
Corporate Centre	12		9		10		10		13		18
		%		%		%		%		%		%
Proportion of assets in Stage 2
Retail Banking	4.7		3.2		3.3		3.3		3.7		8.3
- of which: mortgages	4.6		3.1		3.1		3.1		3.6		8.7
CCB	10.0		7.4		7.4		7.4		8.5		16.3
CIB	2.9		1.5		1.5		1.5		1.5		1.5
Corporate Centre	0.2		0.1		0.1		0.1		0.2		0.3

2018	£m		£m		£m		£m		£m		£m
Exposure
Retail Banking	195,805		195,805		195,805		195,805		195,805		195,805
- of which: mortgages	169,170		169,170		169,170		169,170		169,170		169,170
CCB	22,835		22,835		22,835		22,835		22,835		22,835
CIB	17,618		17,618		17,618		17,618		17,618		17,618
Corporate Centre	74,690		74,690		74,690		74,690		74,690		74,690

ECL
Retail Banking	594		431		452		480		637		1,607
- of which: mortgages	237		121		131		137		273		1,105
CCB	182		115		135		157		192		302
CIB	18		8		12		17		22		27
Corporate Centre	13		8		9		11		13		21
		%		%		%		%		%		%
Proportion of assets in Stage 2
Retail Banking	5.4		3.4		3.5		3.7		4.7		15.1
- of which: mortgages	5.6		3.4		3.6		3.7		4.9		16.5
CCB	5.5		3.0		3.0		3.1		4.3		10.7
CIB	0.8		0.4		0.4		0.4		0.4		0.4
Corporate Centre	0.2		0.1		0.1		0.1		0.2		0.4
Changes to Stage 3 instruments are excluded from the disclosure because they are not specifically sensitive to changes in macroeconomic assumptions.
We have incorporated our post model adjustments into the sensitivity analysis.

HPI
Given the relative size of our residential mortgage portfolio, management considers that changes in HPI assumptions underpinning the calculation of the ECL allowance for residential mortgages of £218m at 31 December 2019 (2018: £237m) would have the most significant impact on the ECL allowance. The table below shows the impact on profit before tax of applying an immediate and permanent house price increase / decrease to our base case economic scenario, and assumes no changes to the staging allocation of exposures:

	Increase/decrease in house prices
Increase/(decrease) in profit before tax	+20% £m	+10% £m	-10% £m	-20% £m
31 December 2019	16	10	(16)	(43)
31 December 2018	20	12	(20)	(52)
b) Provisions and contingent liabilities
Significant judgment may be required when accounting for provisions, including in determining whether a present obligation exists and in estimating the probability and amount of any outflows. These judgments are based on the specific facts available and often require specialist professional advice. There can be a wide range of possible outcomes and uncertainties, particularly in relation to legal actions, and regulatory and consumer credit matters. As a result it is often not possible to make reliable estimates of the likelihood and amount of any potential outflows.
The main areas of judgement relating to provisions and contingent liabilities are set out below. For more details, see Notes 27 and 29.
(i) PPI conduct remediation
The most critical factor in determining the level of PPI provision is the volume of claims that fall in scope for Santander UK. The uphold rate is informed by historical experience and the average cost of redress can be predicted reasonably accurately given that management is dealing with a high volume and reasonably homogeneous population.
Key areas of judgement in accounting estimates
The provision mainly represents management’s best estimate of Santander UK’s future liability in respect of misselling of PPI policies and Plevin complaints. It requires significant judgement by management in determining appropriate assumptions, although the level of judgement has reduced with the passing of the FCA deadline of 29 August 2019 for PPI complaints. The key assumption in calculating the provision was the estimated number of complaints that would be received in respect of customers with successful information requests that were still eligible to make a complaint.
Sensitivity of PPI conduct remediation provision
Had management used different assumptions, a larger or smaller provision charge would have resulted that could have had a material impact on the Santander UK group’s reported profit before tax.
More details can be found in the PPI section of Note 27.
(ii) Other
Included in Regulatory and other provisions in Note 27 is an amount in respect of management’s best estimate of liability relating to compliance with certain requirements of the Consumer Credit Act. It also includes an amount in respect of management’s best estimate of liability relating to a legal dispute regarding allocation of responsibility for a specific PPI portfolio of complaints. For both items, Note 29 provides disclosure relating to ongoing factual issues and reviews that could impact the timing and amount of any outflows.
In addition, Note 29 includes disclosure relating to an investigation in relation to the historical involvement of Santander UK plc, Santander Financial Services plc and Cater Allen International Limited in German dividend tax arbitrage transactions. It also includes disclosure relating to certain leases in which current and former Santander UK group members were the lessor that are currently under review by HMRC in connection with claims for tax allowances.
c) Pensions
The Santander UK group operates a number of defined benefit pension schemes as described in Note 28 and estimates their position as described in the accounting policy ‘Pensions and other post retirement benefits’.
Key areas of judgement in accounting estimates
Accounting for defined benefit pension schemes requires management to make assumptions principally about the discount rate adopted, but also about price inflation, pension increases, life expectancy and earnings growth. Management’s assumptions are based on past experience and current economic trends, which are not necessarily an indication of future experience. These are described in more detail in the ‘Actuarial assumptions’ section in Note 28.
Sensitivity of defined benefit pension scheme estimates
Had management used different assumptions, a larger or smaller pension remeasurement gain or loss would have resulted that could have had a material impact on the Santander UK group’s reported financial position. Detailed disclosures on the actuarial assumption sensitivities of the schemes can be found in the ‘Actuarial assumption sensitivities’ section in Note 28.